Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Valuation reserves for other deferred tax assets	$ 1,077	$ 1,725	$ 7,390
Domestic net operating loss carryforward	28,865
Foreign net operating losses carryforward	74,487
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	(5,895)	(1,887)	4,411
Unrecognized tax benefits adjusted	30,007	28,208	27,767
Amount of unrecognized tax benefits where significant change is reasonably possible	3,509
Income tax interest and penalties	2,918	2,144	103
Accrued income tax interest and penalties	$ 8,550	$ 5,732	$ 6,246